THE ALGER FUNDS II

QUARTERLY REPORT
JANUARY 31, 2022

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—107.1%	SHARES	VALUE
AEROSPACE & DEFENSE—4.3%
HEICO Corp., Cl. A+	1,303,309	$142,972,997
TransDigm Group, Inc.*	221,043	136,204,486
		279,177,483
AIR FREIGHT & LOGISTICS—0.4%
GXO Logistics, Inc.*	315,700	25,637,997
APPLICATION SOFTWARE—10.0%
Adobe, Inc.*,+	118,330	63,223,719
Atlassian Corp., PLC, Cl. A*	192,888	62,561,294
Bill.com Holdings, Inc.*	425,633	80,108,387
Cadence Design Systems, Inc.*	207,748	31,606,781
Datadog, Inc., Cl. A*	519,924	75,966,096
HubSpot, Inc.*	119,667	58,493,230
Intuit, Inc.	236,162	131,124,227
Paylocity Holding Corp.*	252,797	51,565,532
The Trade Desk, Inc., Cl. A*	793,841	55,203,703
Unity Software, Inc.*	332,257	34,936,823
		644,789,792
AUTOMOBILE MANUFACTURERS—3.8%
General Motors Co.*	464,414	24,488,550
Tesla, Inc.*,+	238,202	223,128,578
		247,617,128
BIOTECHNOLOGY—4.2%
AbbVie, Inc.	844,358	115,584,167
Natera, Inc.*	1,530,928	108,160,063
Vertex Pharmaceuticals, Inc.*	206,403	50,166,249
		273,910,479
CASINOS & GAMING—1.6%
MGM Resorts International+	2,482,055	106,033,390
CONSUMER FINANCE—1.3%
Upstart Holdings, Inc.*	792,900	86,434,029
DATA PROCESSING & OUTSOURCED SERVICES—4.1%
Block, Inc., Cl. A*	124,414	15,214,588
DLocal Ltd., Cl. A*	1,154,527	34,543,448
Marqeta, Inc., Cl. A*	4,189,807	49,439,723
Mastercard, Inc., Cl. A	85,721	33,120,880
PayPal Holdings, Inc.*,+	776,424	133,498,342
		265,816,981
DIVERSIFIED METALS & MINING—0.3%
MP Materials Corp.*	416,349	16,628,979
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	552,723	43,178,721
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Generac Holdings, Inc.*	58,196	16,433,387
Vicor Corp.*	141,804	13,376,371
		29,809,758
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc	226,154	93,903,664

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—107.1% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—4.3%
Dexcom, Inc.*	148,320	$63,848,794
Edwards Lifesciences Corp.*	442,387	48,308,660
IDEXX Laboratories, Inc.*	93,814	47,591,842
Insulet Corp.*	216,677	53,735,896
Intuitive Surgical, Inc.*	225,069	63,960,109
		277,445,301
HEALTHCARE FACILITIES—0.3%
Tenet Healthcare Corp.*	239,298	17,736,768
HEALTHCARE SERVICES—1.2%
CVS Health Corp.	290,691	30,961,498
Guardant Health, Inc.*	659,221	45,848,821
		76,810,319
HEALTHCARE SUPPLIES—0.3%
Quidel Corp.*	176,440	18,236,838
HEALTHCARE TECHNOLOGY—1.8%
Veeva Systems, Inc., Cl. A*	491,584	116,279,279
HOMEBUILDING—0.2%
Skyline Champion Corp.*	194,894	13,124,162
HOTELS RESORTS & CRUISE LINES—2.2%
Airbnb, Inc., Cl. A*	660,442	101,688,255
Expedia Group, Inc.*	228,192	41,825,311
		143,513,566
INTERACTIVE HOME ENTERTAINMENT—0.3%
Take-Two Interactive Software, Inc.*	114,578	18,715,171
INTERACTIVE MEDIA & SERVICES—6.3%
Alphabet, Inc., Cl. C*,+	124,579	338,103,669
Genius Sports Ltd.*	1,540,467	9,982,226
Meta Platforms, Inc., Cl. A*	189,383	59,326,118
		407,412,013
INTERNET & DIRECT MARKETING RETAIL—7.6%
Altaba, Inc.*,@,(a)	606,454	2,249,944
Amazon.com, Inc.*,+	118,313	353,929,790
Etsy, Inc.*	210,395	33,048,847
MercadoLibre, Inc.*	86,543	97,971,869
		487,200,450
INTERNET SERVICES & INFRASTRUCTURE—3.2%
Shopify, Inc., Cl. A*,+	216,016	208,291,268
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	48,920	13,555,732
LIFE SCIENCES TOOLS & SERVICES—1.7%
Bio-Techne Corp.	201,854	75,979,864
Repligen Corp.*	160,390	31,811,753
		107,791,617
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.+	239,331	113,100,651

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—107.1% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—3.0%
Live Nation Entertainment, Inc.*	567,341	$62,129,513
Netflix, Inc.*	162,141	69,256,907
Roku, Inc., Cl. A*	382,172	62,695,316
		194,081,736
OIL & GAS EQUIPMENT & SERVICES—0.4%
Baker Hughes Co., Cl. A	441,818	12,123,486
ChampionX Corp.*	500,855	11,219,152
Core Laboratories NV	116,901	3,117,750
		26,460,388
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Diamondback Energy, Inc.	146,530	18,486,225
EOG Resources, Inc.	178,302	19,877,107
Pioneer Natural Resources Co.	143,079	31,318,562
		69,681,894
PERSONAL PRODUCTS—0.5%
The Estee Lauder Cos., Inc., Cl. A	113,288	35,322,066
PHARMACEUTICALS—1.2%
Bayer AG	262,373	15,938,752
Catalent, Inc.*	572,961	59,547,837
		75,486,589
RAILROADS—0.4%
Union Pacific Corp.	99,282	24,279,413
REAL ESTATE SERVICES—0.6%
FirstService Corp.	258,467	41,194,470
REGIONAL BANKS—1.4%
Signature Bank	306,313	93,312,129
RESEARCH & CONSULTING SERVICES—0.8%
CoStar Group, Inc.*,+	775,835	54,432,584
RESTAURANTS—1.5%
Shake Shack, Inc., Cl. A*,+	852,443	56,320,909
The Cheesecake Factory, Inc.*	1,100,293	39,258,454
		95,579,363
SEMICONDUCTOR EQUIPMENT—3.9%
Applied Materials, Inc.+	937,807	129,586,171
Lam Research Corp.+	211,333	124,669,564
		254,255,735
SEMICONDUCTORS—11.2%
Advanced Micro Devices, Inc.*,+	1,907,798	217,965,922
Micron Technology, Inc.	743,144	61,138,457
NVIDIA Corp.+	888,627	217,589,207
QUALCOMM, Inc.+	1,159,044	203,713,573
SiTime Corp.*	78,515	18,301,061
		718,708,220
SPECIALTY CHEMICALS—0.4%
Albemarle Corp.	108,360	23,919,386

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—107.1% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—10.6%
Crowdstrike Holdings, Inc., Cl. A*	329,170	$59,461,269
Microsoft Corp.+	2,005,268	623,598,242
		683,059,511
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.+	1,426,275	249,284,344
TRADING COMPANIES & DISTRIBUTORS—0.9%
Herc Holdings, Inc.	136,909	21,967,049
SiteOne Landscape Supply, Inc.*	210,167	37,855,280
		59,822,329
TRUCKING—1.2%
Uber Technologies, Inc.*	348,810	13,045,494
XPO Logistics, Inc.*	932,357	61,694,063
		74,739,557
TOTAL COMMON STOCKS
(Cost $5,953,944,444)		6,905,771,250
PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	–
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc., Series G*,@,(a)	188,583	13,025,390
TOTAL PREFERRED STOCKS
(Cost $26,129,444)		13,025,390
REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
Crown Castle International Corp.	137,278	25,054,608
Equinix, Inc.	34,141	24,748,811
		49,803,419
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $54,363,447)		49,803,419
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	294	11,768,232
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	183	7,718,391
		19,486,623
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $11,925,000)		19,486,623
Total Investments
(Cost $6,046,362,335)	108.4%	$6,988,086,682
Affiliated Securities (Cost $25,029,054)		19,486,623
Unaffiliated Securities (Cost $6,021,333,281)		6,968,600,059
Securities Sold Short (Proceeds $633,385,301)	(9.2)%	(592,508,253)
Other Assets in Excess of Liabilities	0.8%	48,238,077
NET ASSETS	100.0%	$6,443,816,506

+	All or a portion of this security is held as collateral for securities sold short.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Altaba, Inc.	10/24/18	$1,110,174	0.02%	$359,807	0.01%
Altaba, Inc.	10/25/18	1,702,274	0.03%	538,217	0.01%
Altaba, Inc.	10/29/18	1,371,189	0.02%	545,114	0.01%
Altaba, Inc.	10/30/18	813,707	0.01%	365,598	0.01%
Altaba, Inc.	10/31/18	376,636	0.01%	125,435	0.00%
Altaba, Inc.	11/6/18	1,093,434	0.02%	315,773	0.00%
Chime Financial, Inc., Series G	8/24/21	13,025,390	0.15%	13,025,390	0.20%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	7,350,000	0.10%	11,768,232	0.18%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	4,575,000	0.06%	7,718,391	0.12%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	0	0.00%
Total				$34,761,957	0.54%

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited)

COMMON STOCKS—(9.2)%	SHARES	VALUE
AEROSPACE & DEFENSE—0.0%
Virgin Galactic Holdings, Inc.	(233,946)	$(2,152,303)
APPLICATION SOFTWARE—(1.3)%
Dynatrace, Inc.	(184,882)	(10,142,627)
Elastic NV	(131,090)	(12,224,142)
Fair Isaac Corp.	(76,443)	(37,838,521)
RingCentral, Inc., Cl. A	(77,649)	(13,704,272)
SAP SE#	(94,276)	(11,804,298)
		(85,713,860)
AUTO PARTS & EQUIPMENT—(0.1)%
QuantumScape Corp., Cl. A	(392,604)	(6,552,561)
AUTOMOBILE MANUFACTURERS—(0.5)%
Lucid Group, Inc.	(1,046,624)	(30,760,279)
COMMUNICATIONS EQUIPMENT—(0.2)%
Cisco Systems, Inc.	(194,328)	(10,818,240)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
FleetCor Technologies, Inc.	(18,409)	(4,386,128)
FOOD RETAIL—(0.2)%
The Kroger Co.	(281,770)	(12,282,354)
GENERAL MERCHANDISE STORES—(0.5)%
Dollar General Corp.	(146,284)	(30,497,288)
HOUSEHOLD PRODUCTS—(1.0)%
Church & Dwight Co., Inc.	(610,392)	(62,656,739)
INTERNET & DIRECT MARKETING RETAIL—(0.2)%
Wayfair, Inc., Cl. A	(106,881)	(16,664,886)
INTERNET SERVICES & INFRASTRUCTURE—(0.1)%
Cloudflare, Inc., Cl. A	(59,177)	(5,704,663)
IT CONSULTING & OTHER SERVICES—(0.2)%
International Business Machines Corp.	(93,622)	(12,505,091)
MARKET INDICES—(1.5)%
iShares Russell Mid-Cap Growth ETF	(494,614)	(49,619,676)
SPDR S&P 500 ETF Trust	(104,488)	(47,010,196)
		(96,629,872)
OTHER DIVERSIFIED FINANCIAL SERVICES—(1.4)%
iShares 20+ Year Treasury Bond ETF	(629,899)	(89,691,319)
PACKAGED FOODS & MEATS—(0.3)%
Campbell Soup Co.	(509,695)	(22,487,743)
PHARMACEUTICALS—(0.2)%
Elanco Animal Health, Inc.	(426,358)	(11,102,362)
PUBLISHING—(0.3)%
News Corp., Cl. A	(998,773)	(22,212,712)
SEMICONDUCTORS—(0.3)%
Intel Corp.	(395,476)	(19,307,138)
SYSTEMS SOFTWARE—(0.7)%
Monday.com Ltd.	(61,488)	(12,870,668)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(9.2)% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(0.7)% (CONT.)
Oracle Corp.	(150,086)	$(12,180,980)
UiPath, Inc., Cl. A	(517,332)	(18,898,138)
		(43,949,786)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
HP, Inc.	(175,141)	(6,432,929)
TOTAL COMMON STOCKS
(Proceeds $633,385,301)		$(592,508,253)
Total Securities Sold Short
(Proceeds $633,385,301)		$(592,508,253)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—90.3%	SHARES	VALUE
AEROSPACE & DEFENSE—5.8%
HEICO Corp.+	60,054	$8,190,765
HEICO Corp., Cl. A+	50,975	5,591,957
Kratos Defense & Security Solutions, Inc.*,+	82,231	1,378,192
Textron, Inc.	48,504	3,301,182
TransDigm Group, Inc.*,+	40,285	24,823,214
		43,285,310
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Capri Holdings Ltd.*	30,674	1,842,587
APPAREL RETAIL—1.5%
Aritzia, Inc.*	62,137	2,881,808
MYT Netherlands Parent BV#,*	226,458	3,879,226
Victoria’s Secret & Co.*	78,805	4,399,683
		11,160,717
APPLICATION SOFTWARE—9.8%
Adobe, Inc.*	1,683	899,227
Altair Engineering, Inc., Cl. A*	2,802	176,302
Avalara, Inc.*	20,588	2,256,857
Bill.com Holdings, Inc.*	21,630	4,070,982
Cerence, Inc.*	25,182	1,598,805
Citrix Systems, Inc.	59,211	6,035,969
Confluent, Inc., Cl. A*	84,116	5,500,345
Ebix, Inc.+	56,410	1,714,300
Everbridge, Inc.*,+	5,262	268,993
HubSpot, Inc.*	8,037	3,928,486
LivePerson, Inc.*	31,668	945,923
Manhattan Associates, Inc.*,+	21,205	2,838,713
Paylocity Holding Corp.*,+	95,376	19,454,796
SEMrush Holdings, Inc., Cl. A*	42,073	764,046
Sprout Social, Inc., Cl. A*,+	21,669	1,491,911
SPS Commerce, Inc.*,+	77,628	9,614,228
The Trade Desk, Inc., Cl. A*,+	82,529	5,739,067
Vertex, Inc., Cl. A*,+	403,658	5,857,078
		73,156,028
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Hamilton Lane, Inc., Cl. A+	96,878	8,763,584
StepStone Group, Inc., Cl. A+	294,323	10,304,248
		19,067,832
AUTOMOBILE MANUFACTURERS—1.4%
Tesla, Inc.*,+	10,873	10,184,957
BIOTECHNOLOGY—5.8%
AbbVie, Inc.+	45,692	6,254,778
ACADIA Pharmaceuticals, Inc.*,+	236,108	5,310,069
BioMarin Pharmaceutical, Inc.*	48,686	4,315,040
Celldex Therapeutics, Inc.*	48,450	1,502,434
Natera, Inc.*,+	250,337	17,686,309
Ultragenyx Pharmaceutical, Inc.*	27,431	1,918,250
Vertex Pharmaceuticals, Inc.*	26,754	6,502,560
		43,489,440

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.3% (CONT.)	SHARES	VALUE
CASINOS & GAMING—0.9%
MGM Resorts International+	163,679	$6,992,367
CONSTRUCTION & ENGINEERING—0.7%
Ameresco, Inc., Cl. A*,+	106,001	5,364,711
CONSUMER FINANCE—2.6%
LendingTree, Inc.*	15,955	1,943,957
Upstart Holdings, Inc.*,+	157,152	17,131,140
		19,075,097
DATA PROCESSING & OUTSOURCED SERVICES—3.3%
Block, Inc., Cl. A*	10,916	1,334,918
DLocal Ltd., Cl. A*	146,337	4,378,403
Marqeta, Inc., Cl. A*	283,577	3,346,209
PayPal Holdings, Inc.*,+	48,224	8,291,634
Visa, Inc., Cl. A	33,075	7,480,573
		24,831,737
DIVERSIFIED METALS & MINING—0.8%
MP Materials Corp.*,+	150,500	6,010,970
EDUCATION SERVICES—2.1%
Chegg, Inc.*,+	593,395	15,707,165
Duolingo, Inc., Cl. A*	179	17,902
		15,725,067
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Vicor Corp.*	37,452	3,532,847
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	232,789	3,682,722
Novanta, Inc.*	20,265	2,798,596
		6,481,318
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Casella Waste Systems, Inc., Cl. A*,+	74,253	5,641,743
Montrose Environmental Group, Inc.*,+	159,214	7,287,225
Waste Connections, Inc.+	57,449	7,163,890
		20,092,858
GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*,+	73,683	3,532,363
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	58,920	1,204,325
HEALTHCARE EQUIPMENT—4.7%
CryoPort, Inc.*	41,967	1,752,961
Dexcom, Inc.*	8,864	3,815,775
Eargo, Inc.*	131,922	634,545
Edwards Lifesciences Corp.*,+	63,507	6,934,964
Glaukos Corp.*,+	101,440	5,400,666
Inmode Ltd.*	23,462	1,131,572
Insulet Corp.*,+	22,591	5,602,568
Intuitive Surgical, Inc.*,+	16,720	4,751,490
Nevro Corp.*,+	75,340	4,949,838
		34,974,379

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.3% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—2.7%
Apria, Inc.*,+	338,921	$12,679,035
CVS Health Corp.	42,332	4,508,781
Guardant Health, Inc.*,+	39,400	2,740,270
		19,928,086
HEALTHCARE TECHNOLOGY—1.0%
Definitive Healthcare Corp., Cl. A*	361	7,899
Inspire Medical Systems, Inc.*	8,038	1,778,729
Tabula Rasa HealthCare, Inc.*	83,348	899,325
Veeva Systems, Inc., Cl. A*,+	21,325	5,044,215
		7,730,168
HOTELS RESORTS & CRUISE LINES—1.4%
Airbnb, Inc., Cl. A*	47,259	7,276,468
Lindblad Expeditions Holdings, Inc.*	192,616	3,249,432
		10,525,900
INSURANCE BROKERS—0.1%
Goosehead Insurance, Inc., Cl. A	7,809	769,811
INTERACTIVE HOME ENTERTAINMENT—0.3%
ROBLOX Corp., Cl. A*	15,487	1,019,974
Take-Two Interactive Software, Inc.*	5,494	897,390
		1,917,364
INTERACTIVE MEDIA & SERVICES—0.9%
Alphabet, Inc., Cl. C*,+	2,155	5,848,605
Genius Sports Ltd.*,+	114,723	743,405
		6,592,010
INTERNET & DIRECT MARKETING RETAIL—2.6%
Alibaba Group Holding Ltd.#,*	26,807	3,372,053
Amazon.com, Inc.*,+	1,862	5,570,117
Etsy, Inc.*,+	16,710	2,624,807
MercadoLibre, Inc.*	6,952	7,870,081
		19,437,058
INTERNET SERVICES & INFRASTRUCTURE—1.0%
BigCommerce Holdings, Inc.*	47,650	1,557,679
MongoDB, Inc., Cl. A*	3,548	1,437,330
Shopify, Inc., Cl. A*,+	5,046	4,865,555
		7,860,564
IT CONSULTING & OTHER SERVICES—0.7%
EPAM Systems, Inc.*,+	3,022	1,438,895
Globant SA*	6,456	1,647,442
Thoughtworks Holding, Inc.*	86,049	1,843,170
		4,929,507
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.+	24,647	6,829,684
LEISURE PRODUCTS—0.9%
Latham Group, Inc.*	414,983	6,921,916
LIFE SCIENCES TOOLS & SERVICES—0.7%
Bio-Techne Corp.+	12,237	4,606,129
NeoGenomics, Inc.*,+	25,143	566,723
		5,172,852

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.3% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—1.8%
Progyny, Inc.*,+	329,518	$13,345,479
MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*,+	52,681	5,769,096
Netflix, Inc.*,+	14,227	6,076,921
Roku, Inc., Cl. A*	42,102	6,906,833
		18,752,850
OIL & GAS EQUIPMENT & SERVICES—2.0%
Baker Hughes Co., Cl. A	123,830	3,397,895
ChampionX Corp.*	146,425	3,279,920
Core Laboratories NV+	316,286	8,435,348
		15,113,163
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.+	68,377	8,626,442
EOG Resources, Inc.+	67,796	7,557,898
Pioneer Natural Resources Co.	16,392	3,588,045
		19,772,385
PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	95,392	702,085
Catalent, Inc.*,+	34,428	3,578,102
Green Thumb Industries, Inc.*	53,298	941,046
		5,221,233
REAL ESTATE SERVICES—2.3%
CBRE Group, Inc., Cl. A*	18,390	1,863,642
FirstService Corp.+	94,794	15,108,268
		16,971,910
REGIONAL BANKS—3.1%
Seacoast Banking Corp. of Florida	45,729	1,669,109
Signature Bank+	69,588	21,198,592
		22,867,701
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	51,902	3,641,444
RESTAURANTS—2.5%
Shake Shack, Inc., Cl. A*,+	169,884	11,224,236
The Cheesecake Factory, Inc.*,+	161,784	5,772,453
Wingstop, Inc.	11,236	1,721,917
		18,718,606
SEMICONDUCTOR EQUIPMENT—3.2%
Applied Materials, Inc.+	103,335	14,278,831
Azenta, Inc.+	30,224	2,549,092
Lam Research Corp.	11,747	6,929,790
		23,757,713
SEMICONDUCTORS—3.8%
Advanced Micro Devices, Inc.*,+	84,448	9,648,184
Impinj, Inc.*	42,669	3,387,492
Micron Technology, Inc.+	125,888	10,356,806
NVIDIA Corp.	7,322	1,792,865
SiTime Corp.*	12,390	2,887,985
		28,073,332

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.3% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—2.7%
Crowdstrike Holdings, Inc., Cl. A*	16,470	$2,975,141
Microsoft Corp.+	53,496	16,636,186
Rapid7, Inc.*	6,075	585,205
		20,196,532
THRIFTS & MORTGAGE FINANCE—0.1%
Axos Financial, Inc.*,+	21,403	1,102,254
TRADING COMPANIES & DISTRIBUTORS—1.0%
SiteOne Landscape Supply, Inc.*,+	41,414	7,459,490
TRUCKING—1.2%
Old Dominion Freight Line, Inc.	11,518	3,477,630
XPO Logistics, Inc.*	79,919	5,288,240
		8,765,870
TOTAL COMMON STOCKS
(Cost $725,804,774)		672,379,792
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	–
(Cost $186,381)		–
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	126,108	93,320
(Cost $67,638)		93,320
REAL ESTATE INVESTMENT TRUST—0.6%	SHARES	VALUE
INDUSTRIAL—0.1%
Prologis, Inc.	5,694	892,933
RETAIL—0.5%
Simon Property Group, Inc.	23,704	3,489,229
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,645,808)		4,382,162
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	37	1,481,036
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	22	927,894
		2,408,930
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,475,000)		2,408,930
Total Investments
(Cost $732,179,601)	91.2%	$679,264,204
Affiliated Securities (Cost $1,661,381)		2,408,930
Unaffiliated Securities (Cost $730,518,220)		676,855,274
Securities Sold Short (Proceeds $379,324,681)	(42.0)%	(312,380,695)
Swaps	0.8%	5,566,980
Other Assets in Excess of Liabilities	50.0%	372,031,771
NET ASSETS	100.0%	$744,482,260

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$925,000	0.24%	$1,481,036	0.20%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	550,000	0.11%	927,894	0.13%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	0	0.00%
Tolero CDR	2/6/17	67,638	0.09%	93,320	0.01%
Total				$2,502,250	0.34%

Swaps outstanding as of January 31, 2022:

Centrally cleared swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
5,613,526	Goldman Sachs	Church & DwightCo., Inc.	$26,334	$26,334	$–	$26,334
1,819,661	Goldman Sachs	Intel Corp.	208,653	208,653	–	208,653
1,472,138	Goldman Sachs	Rollins, Inc.	295,421	295,421	–	283,595
7,354,072	Goldman Sachs	The Clorox Co.	127,532	127,532	–	77,294
Total			$657,940	$657,940	$–	$595,876

Over the counter swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
31,811,685	Goldman Sachs	Russell 2500 Growth Index	4,909,040	4,909,040	–	4,909,040
Total			$4,909,040	$4,909,040	$–	$4,909,040

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited)

COMMON STOCKS—(38.8)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.1)%
Virgin Galactic Holdings, Inc.	(87,512)	$(805,110)
AIRLINES—(0.6)%
Blade Air Mobility, Inc.	(504,529)	(3,082,672)
Joby Aviation, Inc.	(328,949)	(1,365,138)
		(4,447,810)
APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
Under Armour, Inc., Cl. C	(48,264)	(771,741)
APPAREL RETAIL—(0.1)%
Ross Stores, Inc.	(8,015)	(783,466)
APPLICATION SOFTWARE—(1.3)%
DocuSign, Inc., Cl. A	(14,639)	(1,841,147)
Latch, Inc.	(839,892)	(5,383,708)
Palantir Technologies, Inc., Cl. A	(152,367)	(2,088,952)
Sumo Logic, Inc.	(64,480)	(767,957)
		(10,081,764)
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Main Street Capital Corp.	(6,784)	(300,124)
AUTO PARTS & EQUIPMENT—(0.9)%
QuantumScape Corp., Cl. A	(387,633)	(6,469,595)
AUTOMOBILE MANUFACTURERS—(0.5)%
Fisker, Inc.	(169,460)	(2,001,323)
Lucid Group, Inc.	(55,244)	(1,623,621)
		(3,624,944)
AUTOMOTIVE RETAIL—(0.1)%
CarMax, Inc.	(6,552)	(728,386)
COMMODITY CHEMICALS—(0.8)%
PureCycle Technologies, Inc.	(1,017,715)	(6,055,404)
COMMUNICATIONS EQUIPMENT—(0.2)%
Cisco Systems, Inc.	(30,581)	(1,702,444)
COMPUTER & ELECTRONICS RETAIL—(0.3)%
Best Buy Co., Inc.	(19,444)	(1,930,400)
CONSUMER FINANCE—(0.1)%
LendingClub Corp.	(31,132)	(584,036)
DATA PROCESSING & OUTSOURCED SERVICES—(0.2)%
Adyen NV	(868)	(1,766,134)
DIVERSIFIED SUPPORT SERVICES—(0.6)%
Healthcare Services Group, Inc.	(167,542)	(3,047,589)
KAR Auction Services, Inc.	(80,137)	(1,139,548)
		(4,187,137)
EDUCATION SERVICES—0.0%
2U, Inc.	(10,371)	(167,388)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.9)%
Enovix Corp.	(39,339)	(633,751)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(38.8)% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—(0.9)% (CONT.)
FREYR Battery SA	(656,447)	$(5,960,539)
		(6,594,290)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.9)%
MicroVision, Inc.	(142,120)	(484,629)
SmartRent, Inc., Cl. A	(736,199)	(5,654,008)
		(6,138,637)
EXCHANGE TRADED FUNDS—(7.9)%
ARK Next Generation Internet ETF	(617,691)	(58,587,991)
FOOD RETAIL—0.0%
HelloFresh SE	(5,824)	(387,732)
HEALTHCARE EQUIPMENT—(0.2)%
Inari Medical, Inc.	(16,738)	(1,231,247)
HEALTHCARE SERVICES—(0.6)%
Accolade, Inc.	(65,423)	(1,249,579)
Hims & Hers Health, Inc.	(300,012)	(1,464,059)
RadNet, Inc.	(50,310)	(1,295,483)
		(4,009,121)
HEALTHCARE TECHNOLOGY—(0.1)%
American Well Corp., Cl. A	(165,831)	(784,381)
Castlight Health, Inc., Cl. B	(7,950)	(16,218)
		(800,599)
HOME FURNISHINGS—(0.3)%
The Lovesac Co.	(35,490)	(1,911,137)
HOUSEHOLD APPLIANCES—(0.1)%
iRobot Corp.	(11,814)	(774,053)
INDUSTRIAL MACHINERY—(0.3)%
Desktop Metal, Inc. Cl. A	(384,557)	(1,572,838)
Proto Labs, Inc.	(10,076)	(505,614)
		(2,078,452)
INTERACTIVE MEDIA & SERVICES—(0.4)%
fuboTV, Inc.	(28,758)	(308,861)
Twitter, Inc.	(48,815)	(1,831,051)
Yelp, Inc., Cl. A	(52,709)	(1,820,569)
		(3,960,481)
INTERNET & DIRECT MARKETING RETAIL—(1.2)%
1stdibs.com, Inc.	(27,827)	(286,618)
BARK, Inc.	(213,173)	(803,662)
Overstock.com, Inc.	(18,533)	(888,472)
Porch Group, Inc.	(221,819)	(2,340,190)
Poshmark, Inc., Cl. A	(171,652)	(2,713,818)
Rent the Runway, Inc., Cl. A	(110,381)	(636,898)
ThredUp, Inc., Cl. A	(22,829)	(211,625)
Wayfair, Inc., Cl. A	(11,110)	(1,732,271)
		(9,613,554)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(38.8)% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—(0.5)%
GTT Communications, Inc.	(87,552)	$(937)
Rackspace Technology, Inc.	(32,279)	(403,810)
Snowflake, Inc., Cl. A	(10,527)	(2,904,399)
		(3,309,146)
IT CONSULTING & OTHER SERVICES—(0.2)%
Cognizant Technology Solutions Corp., Cl. A	(15,063)	(1,286,682)
LEISURE PRODUCTS—(0.1)%
YETI Holdings, Inc.	(10,168)	(666,817)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Seer, Inc., Cl. A	(68,231)	(1,073,274)
MARKET INDICES—(14.2)%
iShares Russell 1000 Growth ETF	(111,628)	(31,150,910)
iShares Russell 2000 Growth ETF	(292,097)	(74,113,772)
		(105,264,682)
OTHER DIVERSIFIED FINANCIAL SERVICES—(2.4)%
iShares 20+ Year Treasury Bond ETF	(123,717)	(17,616,064)
PHARMACEUTICALS—(0.2)%
Elanco Animal Health, Inc.	(60,065)	(1,564,093)
PROPERTY & CASUALTY INSURANCE—(0.7)%
Kinsale Capital Group, Inc.	(3,598)	(720,751)
Lemonade, Inc.	(108,388)	(3,460,829)
Palomar Holdings, Inc.	(14,466)	(763,082)
		(4,944,662)
REAL ESTATE SERVICES—(0.3)%
Offerpad Solutions, Inc.	(431,802)	(1,571,759)
Opendoor Technologies, Inc.	(96,412)	(957,371)
		(2,529,130)
RESTAURANTS—(0.1)%
Portillo’s, Inc., Cl. A	(32,064)	(851,299)
SECURITY & ALARM SERVICES—(0.1)%
The Brink’s Co.	(6,607)	(461,037)
SOFT DRINKS—(0.2)%
National Beverage Corp.	(41,634)	(1,859,791)
SYSTEMS SOFTWARE—(0.9)%
Monday.com Ltd.	(9,279)	(1,942,280)
Oracle Corp.	(46,620)	(3,783,679)
UiPath, Inc., Cl. A	(14,748)	(538,744)
		(6,264,703)
TOTAL COMMON STOCKS
(Proceeds $351,502,782)		$(288,184,557)
REAL ESTATE INVESTMENT TRUST—(3.2)%	SHARES	VALUE
DIVERSIFIED—(0.4)%
Empire State Realty Trust, Inc., Cl. A	(344,760)	(3,075,259)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(3.2)% (CONT.)	SHARES	VALUE
HEALTHCARE—(1.8)%
Omega Healthcare Investors, Inc.	(430,083)	$(13,539,013)
OFFICE—(0.6)%
Paramount Group, Inc.	(356,581)	(3,098,689)
SL Green Realty Corp.	(15,238)	(1,105,060)
Vornado Realty Trust	(11,898)	(487,937)
		(4,691,686)
RETAIL—(0.4)%
CBL & Associates Properties, Inc.	(75)	(2,262)
Pennsylvania Real Estate Investment Trust	(6,036)	(5,010)
Seritage Growth Properties, Cl. A	(278,273)	(2,882,908)
		(2,890,180)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $27,821,899)		$(24,196,138)
Total Securities Sold Short
(Proceeds $379,324,681)		$(312,380,695)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
ARGENTINA—5.4%
INTERNET & DIRECT MARKETING RETAIL—2.2%
MercadoLibre, Inc.*	940	$1,064,136
IT CONSULTING & OTHER SERVICES—3.2%
Globant SA*	6,250	1,594,875
TOTAL ARGENTINA
(Cost $2,972,110)		2,659,011
BRAZIL—5.2%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Vinci Partners Investments Ltd., Cl. A	39,922	499,424
FOOTWEAR—2.9%
Arezzo Industria e Comercio SA	94,000	1,447,815
HEAVY ELECTRICAL EQUIPMENT—0.7%
Aeris Industria E Comercio de Equipamentos Para Geracao de
Energia SA*	296,000	359,531
RESEARCH & CONSULTING SERVICES—0.6%
Boa Vista Servicos SA	264,000	280,891
TOTAL BRAZIL
(Cost $2,889,653)		2,587,661
CHINA—29.8%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Li Ning Co., Ltd.	99,000	966,048
APPLICATION SOFTWARE—1.3%
Glodon Co., Ltd., Cl. A	68,000	661,609
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Noah Holdings Ltd.#,*	25,814	810,302
AUTOMOBILE MANUFACTURERS—5.6%
BYD Co., Ltd., Cl. H	70,522	2,085,848
Geely Automobile Holdings Ltd.	322,000	697,056
		2,782,904
DIVERSIFIED METALS & MINING—1.5%
Ganfeng Lithium Co., Ltd., Cl. H	46,000	730,960
FINANCIAL EXCHANGES & DATA—2.4%
East Money Information Co., Ltd., Cl. A	233,985	1,168,444
FOOTWEAR—2.2%
ANTA Sports Products Ltd.	71,000	1,066,091
INDUSTRIAL MACHINERY—2.1%
Han's Laser Technology Industry Group Co., Ltd., Cl. A	137,000	1,027,884
INTERACTIVE MEDIA & SERVICES—1.6%
Tencent Holdings Ltd.	13,007	815,054
INTERNET & DIRECT MARKETING RETAIL—7.6%
JD Health International, Inc.*	196,000	1,583,136
JD.com, Inc.#,*	14,940	1,118,707
JD.com, Inc., Cl. A*	27,619	1,046,806
		3,748,649

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
CHINA—29.8% (CONT.)
SEMICONDUCTORS—1.9%
LONGi Green Energy Technology Co., Ltd., Cl. A	85,865	$961,562
TOTAL CHINA
(Cost $15,862,403)		14,739,507
GREECE—0.7%
SPECIALTY STORES—0.7%
JUMBO SA	24,000	356,951
(Cost $453,000)
HONG KONG—2.3%
FINANCIAL EXCHANGES & DATA—2.3%
Hong Kong Exchanges & Clearing Ltd.	19,476	1,111,614
(Cost $952,422)
HUNGARY—1.6%
AIRLINES—1.6%
Wizz Air Holdings PLC*	14,186	777,441
(Cost $834,834)
INDIA—18.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Titan Co., Ltd.	20,000	638,122
APPLICATION SOFTWARE—1.7%
Route Mobile Ltd.	35,000	849,582
CONSUMER FINANCE—2.2%
Manappuram Finance Ltd.	517,000	1,101,656
DIVERSIFIED BANKS—3.4%
HDFC Bank Ltd.	83,000	1,670,265
HEALTHCARE SERVICES—0.5%
Metropolis Healthcare Ltd.	7,000	236,876
HOUSEHOLD APPLIANCES—3.3%
Amber Enterprises India Ltd.*	33,000	1,610,755
INTERNET & DIRECT MARKETING RETAIL—1.1%
FSN E-Commerce Ventures Ltd.*	24,200	535,931
INVESTMENT BANKING & BROKERAGE—1.6%
Angel One Ltd.	42,000	791,625
LIFE SCIENCES TOOLS & SERVICES—2.5%
Syngene International Ltd.*	164,000	1,258,715
RESTAURANTS—0.6%
Barbeque Nation Hospitality Ltd.*	15,196	283,317
TOTAL INDIA
(Cost $8,490,771)		8,976,844
INDONESIA—0.9%
REGIONAL BANKS—0.9%
Bank BTPN Syariah Tbk PT	1,808,570	440,124
(Cost $427,418)

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
SINGAPORE—2.1%
INTERACTIVE HOME ENTERTAINMENT—2.1%
Sea Ltd.#,*	6,980	$1,049,164
(Cost $1,940,636)
SOUTH KOREA—8.7%
HEALTHCARE EQUIPMENT—2.3%
Ray Co., Ltd.*	54,700	1,135,403
SEMICONDUCTORS—3.1%
LEENO Industrial, Inc.*	9,839	1,526,718
SPECIALTY CHEMICALS—3.3%
Chunbo Co., Ltd.	7,523	1,647,432
TOTAL SOUTH KOREA
(Cost $3,313,097)		4,309,553
TAIWAN—17.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.4%
Chroma ATE, Inc.	213,000	1,661,632
INTERNET & DIRECT MARKETING RETAIL—1.4%
momo.com, Inc.	17,133	700,659
SEMICONDUCTORS—12.5%
Realtek Semiconductor Corp.	103,000	1,999,796
Taiwan Semiconductor Manufacturing Co., Ltd.	182,000	4,211,534
		6,211,330
TOTAL TAIWAN
(Cost $7,260,703)		8,573,621
UNITED STATES—2.7%
IT CONSULTING & OTHER SERVICES—2.7%
EPAM Systems, Inc.*	2,800	1,333,192
(Cost $1,197,009)
VIETNAM—1.9%
REAL ESTATE DEVELOPMENT—1.9%
Vinhomes JSC	266,500	954,706
(Cost $923,854)
TOTAL COMMON STOCKS
(Cost $47,517,910)		47,869,389
Total Investments
(Cost $47,517,910)	96.8%	$47,869,389
Unaffiliated Securities (Cost $47,517,910)		47,869,389
Other Assets in Excess of Liabilities	3.2%	1,590,653
NET ASSETS	100.0%	$49,460,042

#	American Depositary Receipts.
*	Non-income producing security.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

Forward Foreign Currency Contracts Outstanding as of January 31, 2022:

Buy	Counterparty	Contract Amount	Settlement Date	Sell	Contract Amount	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
HKD	Brown Brothers Harriman & Co.	5,690,742	02/04/2022	USD	730,491	$–	$(629)	$(629)
USD	Brown Brothers Harriman & Co.	127,605	02/07/2022	HKD	994,638	39	–	39
						$39	$(629)	$(590)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—95.6%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Levi Strauss & Co., Cl. A	18,358	$402,591
Lululemon Athletica, Inc.*	2,388	797,019
		1,199,610
APPLICATION SOFTWARE—9.7%
Adobe, Inc.*	5,904	3,154,507
Autodesk, Inc.*	3,176	793,333
Bill.com Holdings, Inc.*	1,978	372,280
Intuit, Inc.	1,417	786,761
Paycom Software, Inc.*	947	317,529
salesforce.com, Inc.*	12,073	2,808,542
Workday, Inc., Cl. A*	1,906	482,237
		8,715,189
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC*	5,666	773,862
AUTOMOBILE MANUFACTURERS—2.9%
Tesla, Inc.*	2,770	2,594,714
AUTOMOTIVE RETAIL—0.2%
Carvana Co., Cl. A*	843	136,617
BIOTECHNOLOGY—0.7%
Vertex Pharmaceuticals, Inc.*	2,680	651,374
BUILDING PRODUCTS—0.5%
Allegion PLC	3,668	450,174
DATA PROCESSING & OUTSOURCED SERVICES—5.9%
PayPal Holdings, Inc.*	10,184	1,751,037
Visa, Inc., Cl. A	15,505	3,506,766
		5,257,803
DISTRIBUTORS—0.6%
Pool Corp.	1,157	551,021
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	5,908	461,533
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp., PLC	2,956	468,319
Rockwell Automation, Inc.	1,599	462,463
		930,782
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Cognex Corp.	5,696	378,556
Trimble, Inc.*	7,334	529,222
		907,778
ELECTRONIC MANUFACTURING SERVICES—1.0%
Flex Ltd.*	56,652	916,629
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Tetra Tech, Inc.	3,729	519,040
FINANCIAL EXCHANGES & DATA—2.5%
CME Group, Inc., Cl. A	2,074	475,983
S&P Global, Inc.	4,366	1,812,851
		2,288,834
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	7,189	561,820

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
FOOTWEAR—1.3%
NIKE, Inc., Cl. B	8,142	$1,205,586
HEALTHCARE EQUIPMENT—0.9%
Dexcom, Inc.*	675	290,574
Edwards Lifesciences Corp.*	4,755	519,246
		809,820
HEALTHCARE SERVICES—1.2%
Cigna Corp.	3,875	893,032
Guardant Health, Inc.*	3,065	213,171
		1,106,203
HEALTHCARE SUPPLIES—0.6%
Align Technology, Inc.*	1,128	558,315
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	6,091	2,235,275
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	7,270	1,166,471
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	4,177	854,113
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	2,905	819,559
INDUSTRIAL MACHINERY—0.7%
Xylem, Inc.	5,737	602,500
INTERACTIVE HOME ENTERTAINMENT—0.8%
Take-Two Interactive Software, Inc.*	4,325	706,445
INTERACTIVE MEDIA & SERVICES—5.9%
Alphabet, Inc., Cl. A*	808	2,186,504
Alphabet, Inc., Cl. C*	808	2,192,888
Meta Platforms, Inc., Cl. A*	2,146	672,256
Snap, Inc., Cl. A*	6,374	207,410
		5,259,058
INTERNET & DIRECT MARKETING RETAIL—6.5%
Amazon.com, Inc.*	1,797	5,375,672
Etsy, Inc.*	2,715	426,472
		5,802,144
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Shopify, Inc., Cl. A*	453	436,801
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	15,491	1,588,447
IT CONSULTING & OTHER SERVICES—0.9%
Accenture PLC, Cl. A	2,401	848,946
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	1,567	434,216
LIFE SCIENCES TOOLS & SERVICES—1.8%
Agilent Technologies, Inc.	4,610	642,265
Danaher Corp.	3,428	979,688
		1,621,953
MANAGED HEALTHCARE—0.9%
Humana, Inc.	1,990	781,075

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	9,682	$940,122
MOVIES & ENTERTAINMENT—1.2%
Live Nation Entertainment, Inc.*	8,120	889,221
Netflix, Inc.*	440	187,942
		1,077,163
PHARMACEUTICALS—2.7%
Bristol-Myers Squibb Co.	11,377	738,253
Merck & Co., Inc.	8,311	677,180
Zoetis, Inc., Cl. A	4,902	979,371
		2,394,804
RAILROADS—0.7%
Union Pacific Corp.	2,735	668,844
RESTAURANTS—1.2%
Starbucks Corp.	7,708	757,851
Sweetgreen, Inc., Cl. A*	9,925	300,231
		1,058,082
SEMICONDUCTOR EQUIPMENT—4.5%
Applied Materials, Inc.	6,450	891,261
ASML Holding NV	1,580	1,069,976
Lam Research Corp.	2,569	1,515,505
SolarEdge Technologies, Inc.*	2,452	584,115
		4,060,857
SEMICONDUCTORS—5.6%
NVIDIA Corp.	12,729	3,116,823
Taiwan Semiconductor Manufacturing Co., Ltd.#	11,145	1,366,711
Universal Display Corp.	3,508	538,513
		5,022,047
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,849	1,188,438
SYSTEMS SOFTWARE—11.2%
Microsoft Corp.	32,449	10,090,990
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	32,436	5,669,164
TOTAL COMMON STOCKS
(Cost $36,083,587)		85,924,218
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
INDUSTRIAL—1.3%
Prologis, Inc.	7,288	1,142,904
SPECIALIZED—1.7%
Equinix, Inc.	1,564	1,133,743
SBA Communications Corp., Cl. A	1,356	441,297
		1,575,040
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,467,994)		2,717,944

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $37,551,581)	98.6%	$88,642,162
Unaffiliated Securities (Cost $37,551,581)		88,642,162
Other Assets in Excess of Liabilities	1.4%	1,247,359
NET ASSETS	100.0%	$89,889,521

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares, Class Z shares and Class Y shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”). Centrally cleared swaps are valued at the last reported sale on the clearing exchange.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust's investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Funds’ Board to designate the Funds’ primary investment adviser to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Funds’ valuation policies and related practices.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of January 31, 2022 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$620,208,920		$620,208,920	$—	$—
Consumer Discretionary	1,106,623,791		1,104,373,847	—	2,249,944
Consumer Staples	35,322,066		35,322,066	—	—
Energy	96,142,282		96,142,282	—	—
Financials	273,649,822		273,649,822	—	—
Healthcare	1,076,797,841		1,060,859,089	15,938,752	—
Industrials	547,899,121		547,899,121	—	—
Information Technology	3,024,205,851		3,024,205,851	—	—
Materials	40,548,365		40,548,365	—	—
Real Estate	41,194,470		41,194,470	—	—
Utilities	43,178,721		43,178,721	—	—
TOTAL COMMON STOCKS	$6,905,771,250		$6,887,582,554	$15,938,752	$2,249,944
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	13,025,390		—	—	13,025,390
TOTAL PREFERRED STOCKS	$13,025,390	*	$—	$—	$13,025,390	*
REAL ESTATE INVESTMENT TRUST
Real Estate	49,803,419		49,803,419	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	19,486,623		—	—	19,486,623
TOTAL INVESTMENTS IN SECURITIES	$6,988,086,682		$6,937,385,973	$15,938,752	$34,761,957
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	22,212,712		22,212,712	—	—
Consumer Discretionary	84,475,014		84,475,014	—	—
Consumer Staples	97,426,836		97,426,836	—	—
Financials	89,691,319		89,691,319	—	—
Healthcare	11,102,362		11,102,362	—	—
Industrials	2,152,303		2,152,303	—	—
Information Technology	188,817,835		188,817,835	—	—
Market Indices	96,629,872		96,629,872	—	—
TOTAL COMMON STOCKS	$592,508,253		$592,508,253	$—	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$27,262,224		$27,262,224	$—	$—
Consumer Discretionary	111,871,222		111,871,222	—	—
Energy	34,885,548		34,885,548	—	—
Financials	62,882,695		62,882,695	—	—
Healthcare	131,065,962		131,065,962	—	—
Industrials	92,142,530		92,142,530	—	—
Information Technology	189,286,731		189,286,731	—	—
Materials	6,010,970		6,010,970	—	—
Real Estate	16,971,910		16,971,910	—	—
TOTAL COMMON STOCKS	$672,379,792		$672,379,792	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	93,320		—	—	93,320
REAL ESTATE INVESTMENT TRUST
Real Estate	4,382,162		4,382,162	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,408,930		—	—	2,408,930
TOTAL INVESTMENTS IN SECURITIES	$679,264,204		$676,761,954	$—	$2,502,250
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	3,960,481		3,960,481	—	—
Consumer Discretionary	28,292,780		28,292,780	—	—
Consumer Staples	2,247,523		1,859,791	387,732	—
Exchange Traded Funds	58,587,991		58,587,991	—	—
Financials	23,444,886		23,444,886	—	—
Healthcare	8,678,334		8,678,334	—	—
Industrials	18,573,836		18,573,836	—	—
Information Technology	30,549,510		28,783,376	1,766,134	—
Market Indices	105,264,682		105,264,682	—	—
Materials	6,055,404		6,055,404	—	—
Real Estate	2,529,130		2,529,130	—	—
TOTAL COMMON STOCKS	$288,184,557		$286,030,691	$2,153,866	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	24,196,138		24,196,138	—	—
TOTAL SECURITIES SOLD
SHORT	$312,380,695		$310,226,829	$2,153,866	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Swaps - Contracts for difference	$5,504,916		$—	$5,504,916	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,864,218	$1,049,164	$815,054	$—
Consumer Discretionary	15,201,378	4,166,589	11,034,789	—
Financials	7,593,454	1,309,726	6,283,728	—
Healthcare	2,630,994	—	2,630,994	—
Industrials	2,445,747	640,422	1,805,325	—
Information Technology	14,800,500	2,928,067	11,872,433	—
Materials	2,378,392	—	2,378,392	—
Real Estate	954,706	—	954,706	—
TOTAL COMMON STOCKS	$47,869,389	$10,093,968	$37,775,421	$—
TOTAL INVESTMENTS IN SECURITIES	$47,869,389	$10,093,968	$37,775,421	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Forward Foreign Currency Contracts	$39	$—	$39	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Forward Foreign Currency Contracts	$(629)	$—	$(629)	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	7,042,666	7,042,666	—	—
Consumer Discretionary	15,991,127	15,991,127	—	—
Consumer Staples	2,916,729	2,916,729	—	—
Financials	3,877,281	3,877,281	—	—
Healthcare	7,923,544	7,923,544	—	—
Industrials	4,025,453	4,025,453	—	—
Information Technology	41,926,204	41,926,204	—	—
Materials	1,759,681	1,759,681	—	—
Utilities	461,533	461,533	—	—
TOTAL COMMON STOCKS	$85,924,218	$85,924,218	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,717,944	2,717,944	—	—
TOTAL INVESTMENTS IN SECURITIES	$88,642,162	$88,642,162	$—	$—

*	Alger Spectra Fund’s and Alger Dynamic Opportunities Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2021	$2,371,235
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(121,291)
Purchases and sales
Purchases/Conversions	—
Sales	—
Closing balance at January 31, 2022	2,249,944
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(121,291)

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2021	$13,025,390	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Conversions	—
Closing balance at January 31, 2022	13,025,390	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2021	$19,486,623
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	19,486,623
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2021	$94,581
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,261)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	93,320
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(1,261)

Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2021	$2,408,930
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	2,408,930
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

* Includes securities that are fair valued at zero.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of January 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value
	January 31,	Valuation	Unobservable		Weighted
	2022	Methodology	Input	Input/Range	Average Inputs
Alger Spectra Fund
Common Stocks	2,249,944	Income	Discount Rate	3.66%	N/A
		Approach	Probability of	15.00%-50.00%	N/A
			Success
Preferred Stocks	—*	Income	Discount Rate	100%	N/A
		Approach
Preferred Stocks	13,025,390	Cost	Priced at cost	N/A	N/A
		Approach
Special Purpose Vehicle	19,486,623	Market	Transaction Price	N/A	N/A
		Approach	Revenue Multiple	29.25x-30.25x

	Fair Value
	January 31,	Valuation	Unobservable		Weighted
	2022	Methodology	Input	Input/Range	Average Inputs
Alger Dynamic Opportunities Fund
Preferred Stocks	—*	Income	Discount Rate	100%	N/A
		Approach
Rights	93,320	Income	Discount Rate	4.11%-4.91%	N/A
		Approach	Probability of	0-100%	N/A
			Success
Special Purpose Vehicle	2,408,930	Market	Transaction Price	N/A	N/A
		Approach	Revenue Multiple	29.25x-30.25x

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Spectra Fund	$7,200,852	$–	$7,200,852	$–
Collateral held for short sales(a)	131,445,630	131,445,630	–	–
Due to broker(b)	(122,193,676)	(122,193,676)	–	–
Alger Dynamic Opportunities Fund	51,860,578	–	51,860,578	–
Collateral held for short sales(a)	328,365,314	328,365,314	–	–
Collateral pledged for OTC swaps(c)	(1,493,988)	(1,493,988)	–	–
Alger Emerging Markets Fund	2,018,462	222,656	1,795,806	–
Alger Responsible Investing Fund	282,593	–	282,593	–

(a)	The collateral held for short sales balance represents restricted cash held at prime brokers as of January 31, 2022.

(b)	The due to broker balance represents a margin payable related to short sales due to prime brokers as of January 31, 2022.

(c)	The collateral held for OTC swaps balance represents restricted cash held at prime brokers as of January 31, 2022.

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2022, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward foreign currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Funds could be exposed to foreign currency fluctuation.

Swaps — Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Contracts for Differences — The Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Alger

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2022. Information regarding the Funds’ holdings of such securities is set forth in the following table:

						Net Change
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$ –*	$–	$–	–	–	$–	$ –*
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$11,768,232	$–	$–	–	–	$–	$11,768,232
Crosslink Ventures Capital LLC,
Cl. B	$7,718,391	$–	$–	–	–	$–	$7,718,391
Total	$19,486,623	$–	$–	–	–	$–	$19,486,623

						Net Change
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$ –*	$–	$–	–	–	$–	$ –*
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$1,481,036	$–	$–	–	–	$–	$1,481,036
Crosslink Ventures Capital LLC,
Cl. B	$927,894	$–	$–	–	–	$–	$927,894
Total	$2,408,930	$–	$–	–	–	$–	$2,408,930

* Includes securities that are fair valued at zero.